Related party transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related party transactions
39. Related party transactions
During the year, the Group disposed of its interest in Innoviva Inc. See
N
ote 21 for details of disposal. The royalties due from GSK to Innoviva in the year until the date of disposal were £113 million (2020 – £261 million).
A loan of £4.6 million (2020 – £3.0 million) to Medicxi Ventures I LP remained due to GSK at 31 December 2021. In 2021, GSK increased the investment in Kurma Biofund II, FCPR by £0.2 million and Medicxi Ventures I LP of £1.0 million. As part of the joint venture agreement with Qura Therapeutics LLC, the Group has an obligation to fund the joint venture up to April 2025, with both GSK and its joint venture partner committing financial support in the amount of $26 million. At December 2021, the outstanding liability due to Qura was $13 million.
Cash distributions were received from our investments in Medicxi Ventures I LP of £5.5 million, in Longwood Founders Fund, LP of £3.0 million and in Apollo Therapeutics LLP o
f £0.1 million.
The aggregate compensation of the Directors and
GLT
is given in Note 9, ‘Employee costs’.